Revenues	12 Months Ended
Dec. 31, 2025
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Revenues

Note 3: Revenues

Revenues by type and geography

The following tables disaggregate revenues by type and geography and reconcile them to reportable segments (see note 4).

Revenues by type (millions of U.S. dollars)	Legal Professionals		Corporates		Tax, Audit & Accounting Professionals		Reuters		Global Print		Eliminations/ Rounding		Total
Year ended December 31,	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Recurring	2,789	2,828	1,670	1,543	937	867	712	668	-	-	(24)	(24)	6,084	5,882
Transactions	79	94	317	301	365	298	141	164	-	-	-	-	902	857
Global Print	-	-	-	-	-	-	-	-	490	519	-	-	490	519
Total	2,868	2,922	1,987	1,844	1,302	1,165	853	832	490	519	(24)	(24)	7,476	7,258

Revenues by geography(1) (millions of U.S. dollars)	Legal Professionals		Corporates		Tax, Audit & Accounting Professionals		Reuters		Global Print		Eliminations/ Rounding		Total
Year ended December 31,	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
U.S.	2,238	2,352	1,515	1,431	1,033	926	219	219	382	400	(24)	(24)	5,363	5,304
Canada	114	103	15	14	41	38	5	6	37	44	-	-	212	205
Other	33	31	98	85	180	155	10	9	11	12	-	-	332	292
Americas	2,385	2,486	1,628	1,530	1,254	1,119	234	234	430	456	(24)	(24)	5,907	5,801
U.K.	302	272	155	141	26	25	436	425	35	35	-	-	954	898
Other	51	43	144	120	4	4	130	121	5	6	-	-	334	294
EMEA	353	315	299	261	30	29	566	546	40	41	-	-	1,288	1,192
Asia Pacific	130	121	60	53	18	17	53	52	20	22	-	-	281	265
Total	2,868	2,922	1,987	1,844	1,302	1,165	853	832	490	519	(24)	(24)	7,476	7,258

(1)
Revenues by geography are based on the location of the customer. Revenues from the Reuters agreement with the Data & Analytics business of London Stock Exchange Group ("LSEG"), the Company’s largest customer, are included entirely in the U.K. Canada represents the Company's country of domicile. Americas represents North America, Latin America and South America and EMEA represents Europe, Middle East and Africa.

Contract liabilities

The following table includes contract liabilities:

	December 31,
(millions of U.S. dollars)	2025	2024	2023
Deferred revenue	1,251	1,062	992

Deferred revenue as of December 31, 2025 increased compared to the balance as of December 31, 2024 as cash payments received or due in advance of satisfying performance obligations exceeded $1,034 million of revenues recognized from the deferred revenue balance at the beginning of the period.

Deferred revenue as of December 31, 2024 increased compared to the balance as of December 31, 2023 as cash payments received or due in advance of satisfying performance obligations exceeded $955 million of revenues recognized from the deferred revenue balance at the beginning of the period.

Costs to obtain a contract

Amortization of deferred commissions was $126 million and $142 million for the years ended December 31, 2025 and 2024, respectively, and was recorded within “Operating expenses” in the consolidated income statement.

Remaining performance obligations

As of December 31, 2025, remaining performance obligations were $18.8 billion (2024 - $18.0 billion), including the portion recorded as deferred revenue. The Company expects to recognize these revenues as follows:

	December 31,
	2025	2024
1 year	27%	27%
Between 1 and 2 years	15%	14%
Between 2 and 3 years	9%	9%
Later than 3 years	49%	50%

The remaining performance obligations later than three years largely relates to an agreement between Reuters and the Data & Analytics business of LSEG pursuant to which Reuters supplies news and information services to the Data & Analytics business of LSEG for a minimum amount of revenue through October 1, 2048. In 2025, the Company recorded $398 million (2024 - $384 million) of revenues under this agreement, which represent the current minimum annual value. However, these revenues may increase further as the contract requires adjustments related to changes in the consumer price index and foreign exchange rates. As permitted by IFRS 15, Revenue from Contracts with Customers, the Company excluded performance obligations for contracts with an original expected duration of less than one year from its disclosure.